Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Interest income:
Interest and fees on loans	$ 40,740	$ 38,035
Interest and dividends on investments	1,245	1,296
Interest on federal funds sold and cash equivalents	217	79
Total interest income	42,202	39,410
Interest expense:
Interest on deposits	5,418	4,744
Interest on borrowings	1,346	1,068
Total interest expense	6,764	5,812
Net interest income	35,438	33,598
Provision for loan losses	1,462	3,040
Net interest income after provision for loan losses	33,976	30,558
Noninterest income
Gain on sale of SBA loans	1,819	4,147
Gain on sale of SBA related assets	7,611	0
Other Loan fees	777	1,387
Net income from BOLI	722	357
Service fees on deposit accounts	315	290
Loss on sale and write-down of real estate owned	(1,830)	(2,019)
Other	876	918
Total noninterest income	10,290	5,080
Noninterest expense
Compensation and benefits	7,322	7,717
Professional services	1,639	1,657
Occupancy and equipment	1,314	1,273
Data processing	633	510
FDIC insurance	584	682
OREO expense	1,040	1,642
Other operating expense	4,096	3,371
Total noninterest expense	16,628	16,852
Income before income tax expense	27,638	18,786
Income tax expense	8,695	6,843
Net income attributable to Company and noncontrolling interest	18,943	11,943
Net income attributable to noncontrolling interest	(433)	(1,246)
Net income attributable to Company	18,510	10,697
Preferred stock dividend and discount accretion	(1,200)	(1,200)
Net income available to common shareholders	$ 17,310	$ 9,497
Earnings per common share
Basic (in dollars per share)	$ 2.53	$ 1.42
Diluted (in dollars per share)	$ 2.06	$ 1.22
Weighted average shares outstanding
Basic (in shares)	6,846,514	6,700,718
Diluted (in shares)	8,964,700	8,772,127